Prepaid expenses and other current assets (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets [Abstract]
Prepaid advertising & marketing		$ 1,776	$ 0
Prepaid slotting fees		425	0
Prepaid insurance		164	15
Deposits		115	0
Prepaid state registration fee		81	0
Other		80	254
Total prepaid expenses and other current assets		2,641	$ 269
Advertising Agreement [Abstract]
Stock issued to third parties for services		3,477
IHeartMedia [Member]
Advertising Agreement [Abstract]
Advertising expenses incurred		600
Committed usage amount of media inventory		1,700
Prepaid advertising balance		2,800
Prepaid Expenses and Other Current Assets [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Prepaid advertising balance		1,700
Other Noncurrent Assets [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Prepaid advertising balance		$ 1,100
Common Stock [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)		1,009
Stock issued to third parties for services		$ 1
Common Stock [Member] | IHeartMedia [Member]
Advertising Agreement [Abstract]
Stock issued to third parties for services (in shares)	1,000
Stock issued to third parties for services	$ 3,400